OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Jul. 31, 2024
Summary of Right-of-use-asset
Balance, July 31, 2022	$37,106
Amortization	(9,895)
Balance, July 31, 2023	$27,211
Amortization	(9,895)
Balance, July 31, 2024	$17,316

Summary of changes in the lease liability
Balance, July 31, 2020	$-
Addition	49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	1,456
Balance, July 31, 2021	$48,799
Lease payment – base rent portion	(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	$41,333
Lease payment – base rent portion	(12,956)
Lease liability – accretion expense	4,376
Balance July 31, 2023	$32,753
Lease payment – base rent portion	(13,612)
Lease liability – accretion expense	3,244
Balance July 31, 2024	$22,385

Current portion	$12,216
Long-term portion	$10,169

Schedule of future lease payments (base rent portion) under lease obligations
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to April 30, 2026)	10,578
Total undiscounted lease payments	$24,682
Less: imputed interest	(2,297)
Lease liability at July 31, 2024	$22,385